Goodwill and Other Intangible Assets - Information Regarding Company's Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Intangible Assets And Goodwill [Line Items]
Total finite-lived intangibles, Gross carrying amount	$ 73,280	$ 73,280
Total finite-lived intangibles, Accumulated amortization	(24,077)	(15,798)
Total finite-lived intangibles, Net carrying amount	49,203	57,482
Goodwill, Gross carrying amount	157,264	157,264
Goodwill, Net carrying amount	157,264	157,264
Total goodwill and other intangibles, Gross carrying amount	294,344	294,344
Total goodwill and other intangibles, Accumulated amortization	(24,077)	(15,798)
Total goodwill and other intangibles, Net carrying amount	270,267	278,546
Trademark
Schedule Of Intangible Assets And Goodwill [Line Items]
Indefinite lived intangibles, Net carrying amount	$ 63,800	63,800
Indefinite-lived intangibles, Estimated useful life	Indefinite
Customer Relationships, Retailers
Schedule Of Intangible Assets And Goodwill [Line Items]
Total finite-lived intangibles, Gross carrying amount	$ 68,800	68,800
Total finite-lived intangibles, Accumulated amortization	(20,067)	(13,187)
Total finite-lived intangibles, Net carrying amount	$ 48,733	$ 55,613
Amortization of intangible assets with finite useful lives	10 years	10 years
Customer Relationships, E-Commerce
Schedule Of Intangible Assets And Goodwill [Line Items]
Total finite-lived intangibles, Gross carrying amount	$ 3,900	$ 3,900
Total finite-lived intangibles, Accumulated amortization	(3,736)	(2,436)
Total finite-lived intangibles, Net carrying amount	$ 164	$ 1,464
Amortization of intangible assets with finite useful lives	3 years	3 years
Favorable Leases, Net
Schedule Of Intangible Assets And Goodwill [Line Items]
Total finite-lived intangibles, Gross carrying amount	$ 580	$ 580
Total finite-lived intangibles, Accumulated amortization	(274)	(175)
Total finite-lived intangibles, Net carrying amount	$ 306	$ 405
Finite-lived intangibles, Estimated useful life	Varies